FEDERATED WORLD INVESTMENT SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 4, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED WORLD INVESTMENT SERIES, INC. (the "Fund" or "Registrant")
            Federated Global Equity Fund
            Federated International Capital Appreciation Fund
            Federated International High Income Fund
            Federated International Small Company Fund
            Federated International Value Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
           1933 Act File No. 33-52149
            1940 Act File No. 811-7141

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 31 on January 31, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary